Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 240,786	$ 132,229	$ 2,507,401
Restricted cash	66,510	66,510	66,000
Prepayment on acquisition	0	3,744,517	0
Prepaid expenses and other	171,199	247,298	204,012
Total current assets	478,495	4,190,554	2,777,413
Property and equipment, net	58,471	62,021	119,449
Goodwill	3,283,379	3,283,379	3,465,157
Indefinite-lived intangible assets	9,243,128	9,243,128	9,754,857
Other assets	97,238	129,306	199,270
Total assets	13,160,711	16,908,388	16,316,146
Current liabilities:
Accounts payable	2,021,205	1,788,521	852,760
Accrued expenses	1,607,125	1,487,046	1,409,691
Hybrid debt instrument, net	0	3,652,749	0
Other current liabilities	19,647	19,098	41,472
Loans due to related parties	152,529	395,000	395,000
Total current liabilities	3,800,506	7,342,414	2,698,923
Deferred tax liability	2,918,518	2,918,518	3,080,097
Other liabilities	29,446	38,791	56,383
Total liabilities	6,748,470	10,299,723	5,835,403
Stockholders' equity:
Common stock	9,348	4,909	149,986
Additional paid in capital	150,905,035	99,763,101	90,660,689
Accumulated deficit	(139,474,696)	(88,131,899)	(75,624,428)
Accumulated other comprehensive income	253,734	253,734	575,676
Treasury stock	(5,281,180)	(5,281,180)	(5,281,180)
Total stockholders' equity	6,412,241	6,608,665	10,480,743
Total liabilities and stockholders' equity	$ 13,160,711	$ 16,908,388	$ 16,316,146